Commitments - Summary of Contractual Commitments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contractual commitments disclosure [line items]
Total	R$ 31,078	R$ 6,208	R$ 1,406
Less than one year [member]
Contractual commitments disclosure [line items]
Total	17,918	1,268	R$ 1,406
Between one and five years [member]
Contractual commitments disclosure [line items]
Total	R$ 13,160	R$ 4,940